Other Operating Expenses	12 Months Ended
Jan. 31, 2025
Text block [abstract]
Other Operating Expenses (Income)
23.	OTHER OPERATING EXPENSES
Details of other operating expenses were as follows:

	Years ended
	January 31, 2025	January 31, 2024
		Reclassified (Note 2)
Foreign exchange (gain) loss on working capital elements	$(47.3)	$6.9
Loss on forward exchange contracts	51.5	11.7
Impairment charge [a]	9.4	—
Restructuring costs [b]	76.8	3.8
Other	(13.0)	1.6
Total	$77.4	$24.0
[a]
During the twelve-month period ended January 31, 2025, the Company recorded an impairment charge of $9.4 million on unutilized assets.
[b]
During the twelve-month period ended January 31, 2025, the Company recorded restructuring costs of $76.8 million, which includes severance packages to employees as part of workforce reduction, contract exit costs and supplier claims related to restructuring activities.